TRADING INVESTMENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total	$ 485,736	$ 396,987
Chilean Central Bank & Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	481,642	396,011
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total	272,272	158,686
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	209,370	237,325
Other Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		976
Other Chilean securities [Member] | Time deposits in Chilean financial institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean securities [Member] | Mortgage finance bonds of Chilean financial institutions [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean securities [Member] | Chilean financial institution bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Other Chilean securities [Member] | Chilean corporate bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total		976
Other Chilean securities [Member] | Other Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Foreign financial securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Foreign financial securities [Member] | Foreign Central Banks and Government securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Foreign financial securities [Member] | Other foreign financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Total
Investments in mutual funds [Member]
Disclosure of fair value measurement of assets [line items]
Total	4,094
Investments in mutual funds [Member] | Funds managed by related entities [Member]
Disclosure of fair value measurement of assets [line items]
Total	4,094
Investments in mutual funds [Member] | Funds managed by others [Member]
Disclosure of fair value measurement of assets [line items]
Total